Taxes - Summary of Prepaid Taxes (Details) (Superior Living SDN. BHD.) - Superior Living SDN. BHD. [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid income taxes	$ 1,198,475	$ 1,173,122	$ 158,002
Prepaid GST taxes	8,346	8,841	30,196
Total	$ 1,206,821	$ 1,181,963	$ 188,198